Note 14- Preferred Stock (Details) - F-Squared Enterprises LLC - shares	Oct. 17, 2016	Jul. 27, 2016
Common Stock
Conversion of Stock, Shares Converted		1,515,000
Conversion of Stock, Shares Issued	75,750
Series A Preferred Stock
Conversion of Stock, Shares Issued		1,515,000